                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-21564

                       Blue Rock Market Neutral Fund, LLC
                              445 East Lake Street
                                    Suite 230
                            Wayzata, Minnesota 55391
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                              445 East Lake Street
                                    Suite 230
                            Wayzata, Minnesota 55391
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (952) 229-8700

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                                           % OF       INITIAL
                                                                                         MEMBERS'   ACQUISITION
                                                               COST        FAIR VALUE     CAPITAL       DATE      LIQUIDITY(3)
                                                           ------------   ------------   --------   -----------   ------------
INVESTMENTS IN PORTFOLIO FUNDS(1,2)

   INVESTMENT FUNDS
   Bermuda - Market Neutral Equity
      Scopia International Limited                         $  9,300,000   $ 10,771,509     6.06%      08/01/05      Quarterly

   British Virgin Islands - Market Neutral Equity
      Numeric World Market Neutral Fund Offshore I, Ltd.     12,550,000     13,546,150     7.62       10/01/06       Monthly

   Cayman Islands - Market Neutral Equity
      Altairis Offshore                                       9,800,000     10,978,556     6.17       01/01/06       Monthly
      FrontPoint Offshore Financial Services Fund, L.P.      15,709,395     19,378,555    10.89       10/01/06      Quarterly
      Loomis Sayles Consumer Discretionary
         Hedge Fund, Ltd.                                    15,500,000     17,655,236     9.92       02/01/05       Monthly
      Pequot Market Neutral Financial Services
         Offshore Fund, Ltd.                                  4,100,000      4,996,964     2.81       03/01/05       Monthly
      STG Capital Fund, Ltd.                                  7,900,000      8,734,496     4.91       04/01/06      Quarterly

   Ireland - Market Neutral Equity
      Lazard Japan Carina Fund, PLC                           6,076,032      6,148,788     3.46       01/01/06       Monthly
                                                           ------------   ------------    -----
            TOTAL INVESTMENT FUNDS                           80,935,427     92,210,254    51.84
                                                           ------------   ------------    -----
   LIMITED LIABILITY COMPANIES
   United States - Market Neutral Equity
      Dirigo, LLC                                             8,350,000      9,071,526     5.10       09/01/06      Quarterly

   LIMITED PARTNERSHIPS
   United States - Market Neutral Equity
      FrontPoint Healthcare Fund, L.P.                       13,050,000     15,197,978     8.54       07/01/04      Quarterly
      FrontPoint Utility and Energy Fund, L.P.               15,650,000     19,098,622    10.74       07/01/04      Quarterly
      Loomis Sayles Energy Hedge Fund, L.P.                   2,000,000      2,005,531     1.13       06/01/07       Monthly
      Rivanna Partners, L.P.                                  4,750,000      5,392,471     3.03       05/01/06      Quarterly
      Seasons Institutional Core Fund, L.P.                  15,650,000     17,443,304     9.80       07/01/04      Quarterly
                                                           ------------   ------------    -----
            TOTAL LIMITED PARTNERSHIPS                       51,100,000     59,137,906    33.24
                                                           ------------   ------------    -----
   TOTAL INVESTMENTS IN PORTFOLIO FUNDS                    $140,385,427   $160,419,686    90.18%
                                                           ============   ============    =====

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                         % OF
                                                                       MEMBERS'
                                             COST        FAIR VALUE     CAPITAL
                                         ------------   ------------   --------
SHORT-TERM INVESTMENTS
UMB Bank, n.a., Money Market Fiduciary   $  5,390,087   $  5,390,087      3.03%
                                         ------------   ------------    ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS
   AND SHORT-TERM INVESTMENTS            $145,775,514    165,809,773     93.21
                                         ============   ------------    ------
OTHER ASSETS LESS LIABILITIES                             12,083,282      6.79
                                                        ------------    ------
MEMBERS' CAPITAL                                        $177,893,055    100.00%
                                                        ============    ======

(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

(2)  Not income producing.

(3)  Unaudited.

                           ALLOCATION BY SUB-STRATEGY
                                  JUNE 30, 2007
                                   (UNAUDITED)


(PIE CHART)   U.S. Technology Market Neutral Equity               14.72%
              Global Financial Market Neutral Equity              13.70%
              U.S. Utility and Energy Market Neutral Equity       10.74%
              U.S. Consumer Market Neutral Equity                  9.92%
              U.S. Multi-Sector Market Neutral Equity              9.09%
              U.S. Healthcare Market Neutral Equity                8.54%
              Global Multi-Sector Market Neutral Equity            7.61%
              North American Multi-Sector Market Neutral Equity    6.17%
              Global Sector-Focused Real Estate                    5.10%
              Japanese Multi-Sector Market Neutral Equity          3.46%
              Global Sector-Focused Energy                         1.13%
              Cash, other assets less liabilities                  9.82%





                                        3

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Blue Rock Market Neutral Fund, LLC


By (Signature /s/ Robert W. Fullerton
   and Title) ---------------------------
              Robert W. Fullerton
              Principal Executive Officer
         Date August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature /s/ Robert W. Fullerton
   and Title) ---------------------------
              Robert W. Fullerton
              Principal Executive Officer
         Date August 28, 2007


By (Signature /s/ Mark F. Steen
   and Title) ---------------------------
              Mark F. Steen
              Principal Financial Officer
         Date August 28, 2007